PRUDENTIAL MYROCK ADVISOR VARIABLE ANNUITY

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

Supplement dated June 20, 2024
to Prospectus dated May 1, 2024

This Supplement should be read in conjunction with the current Prospectus for your Annuity and should be retained for future reference. This Supplement is intended to update certain information in the Prospectus for the variable annuity you own and is not intended to be a prospectus or offer for any other variable annuity that you do not own. Defined terms used herein and not otherwise defined herein shall have the meanings given to them in the Prospectus and Statement of Additional Information. If you would like another copy of the current Annuity Prospectus, please call us at 1-888-PRU-2888.
This Supplement contains information about changes to the variable investment options available in your Annuity.
Fidelity® Variable Insurance Products Disciplined Small Cap Portfolio – Initial Class
Effective June 1, 2024, the Current Expenses and Total Expenses listed in the table in “Appendix A – Portfolios Available Under the Annuity” are restated as shown below. The Fund Type, Advisor/Subadvisors and Average Annual Total Returns appearing in Appendix A for the Portfolio are not changed.

Portfolio Company	Current Expenses	Fund Access Charge	Total (Current Expenses + Fund Access Charge)
Fidelity® Variable Insurance Products Disciplined Small Cap Portfolio - Initial Class	0.32%	None	0.32%

Prudential Series Fund Portfolios - Expense Changes:
Effective July 1, 2024, the Current Expenses and Total Expenses listed in the table in "Appendix A - Portfolios Available Under the Annuity" are restated for certain Portfolios of the Prudential Series Fund as shown below. The Fund Type, Advisor/Subadvisors, and Average Annual Total Returns appearing in Appendix A for the Portfolios are not changed.

Portfolio Company	Current Expenses	Fund Access Charge	Total (Current Expenses + Fund Access Charge)
PSF Global Portfolio - Class I♦	0.78%	None	0.78%
PSF PGIM High Yield Bond Portfolio - Class I♦	0.57%	None	0.57%
♦This information includes annual expenses that reflect temporary or other fee reductions or waivers. Please see the Portfolio prospectus for additional information.
You may wish to consult with your financial professional to determine if your existing allocation instructions should be changed before or after the Effective Date.
If you have any questions or would like another copy of the current Annuity or Fund Prospectuses, please call us at 1-888-PRU-2888.
THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.
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